Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,130,000.00
Previously Paid Amount	2,496.58
Total Fee Amount	4,160.96
Total Offset Amount	0.00
Net Fee	$ 1,664.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A